Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Contract assets, beginning balance	$ 0	$ 0
Contract liabilities, beginning balance	(31)	(29)
Net contract balances, beginning balance	(31)	(29)
Amortization of revenue that was included in the beginning contract liability balance	10	15
Cash received, excluding amounts recognized as revenue	(10)	(19)
Contract assets, ending balance	0	0
Contract liabilities, ending balance	(31)	(33)
Net contract balances, ending balance	$ (31)	$ (33)